Fair Value Measurements - Narrative (Details)	12 Months Ended
Dec. 31, 2015
Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of Achievement of Milestones, percentage	0.00%
Discount rate used for analysis of future milestones	0.70%
Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Rate of Achievement of Milestones, percentage	100.00%
Discount rate used for analysis of future milestones	2.20%